Discontinued Operations Summarized results of the discontinued operation (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Revenue										$ 132,821	$ 138,165	$ 134,768
Disposal Group, Including Discontinued Operation, Cost of Goods Sold, Direct Materials										93,405	97,981	95,953
Disposal Group, Including Discontinued Operation, Operating Expense										32,994	33,830	34,537
Disposal Group, Including Discontinued Operation, Interest Expense	[1]									1,457	712	181
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax										4,965	5,642	4,097
Discontinued Operation, Tax Effect of Discontinued Operation										1,949	2,312	1,756
Income (Loss) from Discontinued Operations, Net of Income Taxes		$ 683	$ 955	$ 843	$ 535	$ 558	$ 824	$ 995	$ 953	$ 3,016	$ 3,330	$ 2,341

[1]	(a)Interest expense was allocated to the discontinued operation based on the debt that was required to be paid as a result of the sale of TPI.